As filed with the Securities and Exchange Commission on October 25, 2005

Registration Nos. 333-102055

811-03790

______________________________________________________________________________

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 31

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 33

QUANTITATIVE GROUP OF FUNDS d/b/a QUANT FUNDS

55 Old Bedford Road

Lincoln, MA 01773

(781) 259-1144

WILLIARD L. UMPHREY, President

Quant Funds

55 Old Bedford Road

Lincoln, MA 01773

Copy to:

Mark P. Goshko, Esq.

KIRKPATRICK & LOCKHART NICHOLSON GRAHAM, LLP

75 State Street

Boston, MA 02109

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 4, 2005 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 31 (“Amendment”) to the Registration Statement on Form N-1A for the Quant Funds is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 30 from October 28, 2005 to November 4, 2005. This Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 29, which was filed with the Securities and Exchange Commission on August 9, 2005.

Part C Other Information

Item 23. Exhibits

(a)	Amended and Restated Agreement and Declaration of Trust, dated April 2, 1990 (i)

(1)	Amendment 1, Dated July 18, 1993, To the Agreement and Declaration of Trust, Dated April 2, 1990 (i)

(2)	Establishment and Designation of Class A Shares Dated July 26, 2005 (viii)

(b)	Amended and Restated By-Laws, Dated April 2, 1990 (i)

(1)	Amendment 1, Dated July 19, 1993, To the By Laws Dated April 2, 1990 (i)

(2)	Amendment 2, Dated July 23, 2004, To the By Laws Dated April 2, 1990 (v)

(c)	(1)	Portions of Agreement and Declaration of Trust Relating to Shareholders’ Rights (i)

(2)	Portions of By Laws Relating to Shareholders’ Rights (i)

(d)	(1) Management Contract Between Quantitative Group of Funds and Quantitative Investment Advisors, Inc. (formerly Quantitative Advisors, Inc.), Dated January 31, 1999 (ii)

(2)	Advisory Contract Between Quantitative Advisors and Columbia Partners, LLC, Dated January 31, 1999-Small Cap Fund (i)

(3)	Advisory Contract Between Quantitative Advisors and PanAgora Asset Management, Inc.), Dated July 19, 2004- Emerging Markets Fund (v)

(4)	Advisory Contract Between Quantitative Advisors and Polaris Capital Management, Inc., Dated January 31, 1999- Foreign Value Fund (i)

(5)	Advisory Contract Between Quantitative Advisors and SSgA Funds Management, Inc., Dated May 1, 2001 - Growth and Income Fund (iii)

(6)	Amendment to Management Contract Between Quantitative Group of Funds and Quantitative Investment Advisors, Inc. (formerly Quantitative Advisors, Inc.), Dated July 2005 (viii)

(e)	Distribution Agreement Dated May 6, 1994 (i)

(1)	Amendment to Distribution Agreement Dated May 6, 1994 (i)

(2)	Amendment to Distribution Agreement Dated May 15, 1994 (i)

(3)	Amendment to Distribution Agreement Dated May 18, 1998 (i)

(4)	Form of Specimen Ordinary Share Selling Agreement (Fully Disclosed Accounts) (i)

(5)	Form of Specimen Ordinary and Institutional Share Selling Agreement (Fully Disclosed Accounts) (i)

(6)	Amendment to Distribution Agreement Dated August 1, 2005 (viii)

(f)	Not applicable.

(g)	Custodian and Investment Accounting Agreement with Investors Fiduciary Trust Company, Dated January 18, 1998 (i)

(1)	First Amendment to the Custodian and Investment Accounting Agreement with State Street Kansas City f.k.a. Investors Fiduciary Trust Company, Dated March 1, 1998 (i)

(2)	Second Amendment to the Custodian and Investment Accounting Agreement with State Street Kansas City, Dated May 1, 2001 (ii)

(h)	(1)	Transfer Agent and Service Agreement, Dated October 31, 1989 (i)

(2)	Limited Agency Agreement for Transfer Agency Services (i)

(i)	Opinion and Consent of Legal Counsel (i)

(j)	Consent of Independent Accountants (vii)

(k)	Not applicable.

(l)	Not applicable.

(m)	(1)	Distribution Plan, Dated April 2, 1990 (i)

(2)	Form of Specimen Ordinary and Institutional Share Servicing Agreement (i)

(3)	Form of Specimen Ordinary Share Service Agreement - NTF (i)

(4)	Form of Specimen Ordinary Share Service Agreement (Undisclosed) (i)

(n)	(1)	Rule 18f-3 Plan Amendment 1 (i)

(2)	Rule 18f-3 Plan Amendment 2 (i)

(3)	Rule 18f-3 Plan Amendment 3 (i)

(4)	Multiple Class Plan Pursuant to Rule 18f-3 (viii)

(o)	Not applicable.

(p)	(1)	Code of Ethics for the Fund
(a) Dated July 23, 2003 (iv)
(b) Dated April 2000 (ii)
(c) Dated January 1, 2005 (vi)

(2)	Code of Ethics - Columbia Partners (vii)

(3)	Code of Ethics - PanAgora Asset Management, Inc. (vii)

(4)	Code of Ethics - Polaris Capital Management Inc. (vii)

(5)	Code of Ethics - SSgA Funds Management, Inc. (vii)

Notes:

(i)	Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on July 30, 1999 and incorporated by reference herein.

(ii)	Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on July 31, 2000 and incorporated by reference herein.

(iii)	Previously filed with Post-Effective Amendment No. 22 to the Registration Statement on July 27, 2001 and incorporated by reference herein.

(iv)	Previously filed with Post-Effective Amendment No. 24 to the Registration Statement on July 31, 2003.

(v)	Previously filed with Post-Effective Amendment No. 26 to the Registration Statement on July 29, 2004.

(vi)	Previously filed with Post-Effective Amendment No. 27 to the Registration Statement on May 31, 2005.

(vii)	Previously filed with Post-Effective Amendment No. 28 to the Registration Statement on July 29, 2005.

(viii)	Previously filed with Post-Effective Amendment No. 29 to the Registration Statement on August 9, 2005.

Item 24. Persons Controlled by or under common control with the Company.

No person is presently controlled by or under common control with the Company.

Item 25. Indemnification

Indemnification provisions for officers, directors and employees of the Company are set forth in Article VIII, Sections one through three of the Amended and Restated Agreement and Declaration of Trust, and are hereby incorporated by reference. See Item 23 (a) (1) above. Under this Declaration of Trust, directors and officers will be indemnified to the fullest extent permitted to directors by the Massachusetts General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules there under. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to the Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

Item 26. Business and Other Connections of Investment Adviser

There is set forth below information as to any other business, vocation or employment of a substantial nature in which each director or officer of Quantitative Investment Advisors, Inc., the Registrant’s investment adviser (the “Manager”), is or at any time during the past two fiscal years has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

Name	Business and other connections

Willard L. Umphrey:	President/Treasurer/Clerk/Director, U.S. Boston Insurance
Director

Agency, Inc.; Director, U.S. Boston Capital Corporation; President /Director, USB Atlantic Associates, Inc.; Director/Treasurer, USB Corporation and U.S. Boston Corporation; Assistant Secretary/Director, AB&T, Inc.; Director, Pear Tree Royalty Company, Inc., U.S. Boston Asset Management Corporation,; Partner, U.S. Boston Company, U.S. Boston Company II; President/Chairman/Trustee, Quantitative Group of Funds, d/b/a Quant Funds.

Leon Okurowski:	Director/President, U.S. Boston Corporation, USB
Clerk	Corporation; Vice President/Treasurer/Director,
Director

U.S. Boston Capital Corporation; Vice President, U.S. Boston Insurance Agency, Inc.; Director/Treasurer, AB&T, Inc.; Partner, U.S. Boston Company, U.S. Boston Company II; Treasurer/Vice President, Quantitative Group of Funds, d/b/a Quant Funds.

Elizabeth A. Watson	President, U.S. Boston Capital Corporation; Chief Compliance
Vice President	Officer/Clerk, Quantitative Group of Funds, d/b/a Quant Funds.

Chief Compliance Officer

The principal business address of each U.S. Boston affiliate named above is Lincoln North, 55 Old Bedford Road, Lincoln, Massachusetts 01773. The principal business address of AB&T, Inc. is 200 Franklin Street, Boston, Massachusetts 02109.

Item 27. Principal Underwriters

(a)	Not applicable.
(b)	The directors and officer of the Registrant’s principal underwriter are:

	Positions and	Positions and
	Offices with	Offices with
Name	Underwriter	Registrant

Carol A. Higgins	Clerk	Controller

Deborah A. Kessinger	Chief Compliance Officer	Assistant Clerk

Leon Okurowski	Vice President,	Vice President and

Treasurer and	Treasurer
Director

Willard L. Umphrey	Director	President, Chairman
and Trustee

Elizabeth A. Watson	President	Chief Compliance Officer
And Clerk

The principal business address of each person listed above is Lincoln North, 55 Old Bedford Road, Lincoln, Massachusetts 01773.

(c)	Not applicable.

Item 28. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated there under include:

Registrant’s investment advisers:

Quantitative Investment Advisors, Inc.
55 Old Bedford Road
Lincoln, MA 01773

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street, 33rd Floor
Boston, MA 02111-2900

PanAgora Asset Management, Inc.
260 Franklin Street, 22nd Floor
Boston, MA 02110

Columbia Partners, LLC, Investment Management
1775 Pennsylvania Avenue, N.W., 10th Floor
Washington, D.C. 20006

Polaris Capital Management, Inc
125 Summer Street
Boston, MA 02110

Registrant’s custodian:

State Street – Kansas City
801 Pennsylvania Avenue
Kansas City, MO 64105

Registrant’s transfer agent:

Quantitative Institutional Services,

a division of Quantitative Investment Advisors, Inc.

55 Old Bedford Road
Lincoln, MA 01773

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Company certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the town of Lincoln, County of Middlesex, and Commonwealth of Massachusetts, on the 25th day of October, 2005.

Attest:	Quantitative Group of Funds d/b/a Quant Funds

/s/ Elizabeth A. Watson	/s/ Willard L. Umphrey
Elizabeth A. Watson, Clerk	Willard L. Umphrey, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Robert M. Armstrong	October 25, 2005
Trustee	Date

/s/ John M. Bulbrook	October 25, 2005
Trustee	Date

/s/ Edward A. Burrows	October 25, 2005
Trustee	Date

/s/ Joseph J. Caruso	October 25, 2005
Trustee	Date

/s/ Clinton S, Marshall	October 25, 2005
Trustee	Date

/s/ Willard L. Umphrey	October 25, 2005
Trustee	Date

By: /s/ Willard L. Umphrey	October 25, 2005
Willard L. Umphrey	Date
Attorney in Fact